PORTFOLIO OF INVESTMENTS – as of October 31, 2019 (Unaudited)

Natixis Sustainable Future 2015 Fund

Shares	Description	Value (†)
Common Stocks – 31.7% of Net Assets
	Aerospace & Defense – 0.2%
15	Axon Enterprise, Inc.(a)	$767
26	Moog, Inc., Class A	2,176
3	Raytheon Co.	637
13	Teledyne Technologies, Inc.(a)	4,285
33	United Technologies Corp.	4,738

		12,603

	Air Freight & Logistics – 0.5%
270	Expeditors International of Washington, Inc.	19,694
38	FedEx Corp.	5,801
34	United Parcel Service, Inc., Class B	3,916

		29,411

	Airlines – 0.1%
282	American Airlines Group, Inc.	8,477

	Auto Components – 0.2%
95	American Axle & Manufacturing Holdings, Inc.(a)	794
84	Aptiv PLC	7,522
12	BorgWarner, Inc.	500
127	Delphi Technologies PLC	1,551
24	Visteon Corp.(a)	2,233

		12,600

	Automobiles – 0.4%
923	Fiat Chrysler Automobiles NV	14,141
321	General Motors Co.	11,928

		26,069

	Banks – 2.2%
68	Ameris Bancorp	2,914
121	BancorpSouth Bank	3,711
708	Bank of America Corp.	22,139
100	BB&T Corp.	5,305
263	Cadence BanCorp	4,045
317	Citigroup, Inc.	22,780
113	Citizens Financial Group, Inc.	3,973
92	Columbia Banking System, Inc.	3,616
7	Comerica, Inc.	458
234	CVB Financial Corp.	4,862
212	Fulton Financial Corp.	3,617
57	Huntington Bancshares, Inc.	805
108	International Bancshares Corp.	4,424
168	KeyCorp	3,019
19	M&T Bank Corp.	2,974
306	People’s United Financial, Inc.	4,948
61	PNC Financial Services Group, Inc. (The)	8,949
114	Regions Financial Corp.	1,835
166	Trustmark Corp.	5,697

Shares	Description	Value (†)
Common Stocks – continued
	Banks – continued
270	Wells Fargo & Co.	$13,940
58	Westamerica Bancorporation	3,829
45	Wintrust Financial Corp.	2,872
37	Zions Bancorp N.A.	1,793

		132,505

	Beverages – 1.0%
29	Brown-Forman Corp., Class B	1,900
315	Coca-Cola Co. (The)	17,145
56	Constellation Brands, Inc., Class A	10,659
421	Monster Beverage Corp.(a)	23,631
37	PepsiCo, Inc.	5,075

		58,410

	Biotechnology – 1.0%
14	AbbVie, Inc.	1,114
59	Amgen, Inc.	12,582
5	Biogen, Inc.(a)	1,494
108	BioMarin Pharmaceutical, Inc.(a)	7,907
17	Celgene Corp.(a)	1,836
41	Gilead Sciences, Inc.	2,612
16	Ligand Pharmaceuticals, Inc.(a)	1,741
59	Medicines Co. (The)(a)	3,097
89	Regeneron Pharmaceuticals, Inc.(a)	27,259
31	Repligen Corp.(a)	2,464
1	Vertex Pharmaceuticals, Inc.(a)	195

		62,301

	Building Products – 0.2%
173	Johnson Controls International PLC	7,496
17	Lennox International, Inc.	4,205

		11,701

	Capital Markets – 2.3%
2	Affiliated Managers Group, Inc.	160
8	Ameriprise Financial, Inc.	1,207
339	Bank of New York Mellon Corp. (The)	15,848
9	BlackRock, Inc.	4,155
365	Charles Schwab Corp. (The)	14,859
14	CME Group, Inc.	2,880
51	FactSet Research Systems, Inc.	12,930
52	Franklin Resources, Inc.	1,433
42	Goldman Sachs Group, Inc. (The)	8,962
6	Intercontinental Exchange, Inc.	566
23	Invesco Ltd.	387
87	Janus Henderson Group PLC	2,012
84	Legg Mason, Inc.	3,130
64	Moody’s Corp.	14,124
50	MSCI, Inc.	11,728
36	Northern Trust Corp.	3,588
36	S&P Global, Inc.	9,288

Shares	Description	Value (†)
Common Stocks – continued
	Capital Markets – continued
230	SEI Investments Co.	$13,782
268	State Street Corp.	17,707

		138,746

	Chemicals – 0.4%
9	DuPont de Nemours, Inc.	593
18	Ecolab, Inc.	3,457
47	HB Fuller Co.	2,294
34	Innospec, Inc.	3,106
3	International Flavors & Fragrances, Inc.	366
38	Linde PLC	7,537
40	Minerals Technologies, Inc.	1,978
23	Stepan Co.	2,248

		21,579

	Commercial Services & Supplies – 0.1%
36	Healthcare Services Group, Inc.	877
24	MSA Safety, Inc.	2,882
36	Tetra Tech, Inc.	3,149
15	Waste Management, Inc.	1,683

		8,591

	Communications Equipment – 0.4%
57	Ciena Corp.(a)	2,116
350	Cisco Systems, Inc.	16,628
31	InterDigital, Inc.	1,663
32	Lumentum Holdings, Inc.(a)	2,005
6	Motorola Solutions, Inc.	998

		23,410

	Construction & Engineering – 0.1%
108	AECOM(a)	4,321
133	Fluor Corp.	2,143

		6,464

	Consumer Finance – 0.4%
48	American Express Co.	5,629
210	Capital One Financial Corp.	19,583
25	Navient Corp.	344

		25,556

	Containers & Packaging – 0.1%
45	Ball Corp.	3,149
6	Crown Holdings, Inc.(a)	437
36	International Paper Co.	1,572
80	Owens-Illinois, Inc.	680

		5,838

	Distributors – 0.1%
29	Genuine Parts Co.	2,975

Shares	Description	Value (†)
Common Stocks – continued
	Distributors – continued
16	POOL CORP.	$3,318

		6,293

	Diversified Consumer Services – 0.1%
72	Service Corp. International	3,275

	Diversified Telecommunication Services – 0.1%
54	AT&T, Inc.	2,078
29	Verizon Communications, Inc.	1,754

		3,832

	Electric Utilities – 0.2%
91	American Electric Power Co., Inc.	8,590
11	Edison International	692
14	Eversource Energy	1,172
32	IDACORP, Inc.	3,444

		13,898

	Electrical Equipment – 0.1%
12	Acuity Brands, Inc.	1,498
28	Eaton Corp. PLC	2,439
22	Hubbell, Inc.	3,117

		7,054

	Electronic Equipment, Instruments & Components – 0.6%
61	Avnet, Inc.	2,413
26	Belden, Inc.	1,333
62	Cognex Corp.	3,193
13	Coherent, Inc.(a)	1,936
24	Corning, Inc.	711
12	Littelfuse, Inc.	2,107
12	Rogers Corp.(a)	1,626
153	TE Connectivity Ltd.	13,694
73	Trimble, Inc.(a)	2,908
109	Vishay Intertechnology, Inc.	2,196
15	Zebra Technologies Corp., Class A(a)	3,568

		35,685

	Energy Equipment & Services – 0.3%
31	Apergy Corp.(a)	780
36	Baker Hughes Co.	770
17	Core Laboratories NV	749
98	Halliburton Co.	1,887
54	National Oilwell Varco, Inc.	1,221
95	NexTier Oilfield Solutions, Inc.(a)	412
54	Oceaneering International, Inc.(a)	765
48	Oil States International, Inc.(a)	685
292	Schlumberger Ltd.	9,545
37	TechnipFMC PLC	730
80	U.S. Silica Holdings, Inc.	357

		17,901

Shares	Description	Value (†)
Common Stocks – continued
	Entertainment – 0.6%
26	Activision Blizzard, Inc.	$1,457
52	Cinemark Holdings, Inc.	1,903
8	Electronic Arts, Inc.(a)	771
60	Netflix, Inc.(a)	17,244
2	Take-Two Interactive Software, Inc.(a)	241
7	Viacom, Inc., Class B	151
92	Walt Disney Co. (The)	11,953

		33,720

	Food & Staples Retailing – 0.1%
54	Kroger Co. (The)	1,331
195	SpartanNash Co.	2,553
7	Sysco Corp.	559
9	Walgreens Boots Alliance, Inc.	493

		4,936

	Food Products – 0.4%
52	Campbell Soup Co.	2,408
717	Danone S.A., Sponsored ADR	11,831
15	General Mills, Inc.	763
53	Hain Celestial Group, Inc. (The)(a)	1,253
2	Hershey Co. (The)	294
22	Ingredion, Inc.	1,738
10	J.M. Smucker Co. (The)	1,057
8	Kellogg Co.	508
49	Kraft Heinz Co. (The)	1,584
5	Mondelez International, Inc., Class A	262

		21,698

	Gas Utilities – 0.1%
65	New Jersey Resources Corp.	2,834
37	ONE Gas, Inc.	3,435
71	South Jersey Industries, Inc.	2,283

		8,552

	Health Care Equipment & Supplies – 0.4%
20	Alcon, Inc.(a)	1,185
5	Align Technology, Inc.(a)	1,262
1	Becton Dickinson & Co.	256
6	Boston Scientific Corp.(a)	250
4	Danaher Corp.	551
10	DENTSPLY SIRONA, Inc.	548
1	Edwards Lifesciences Corp.(a)	238
34	Globus Medical, Inc., Class A(a)	1,781
17	Haemonetics Corp.(a)	2,053
1	Intuitive Surgical, Inc.(a)	553
99	Meridian Bioscience, Inc.	969
21	Merit Medical Systems, Inc.(a)	434
35	STERIS PLC	4,955
1	Stryker Corp.	216
44	Varian Medical Systems, Inc.(a)	5,316

Shares	Description	Value (†)
Common Stocks – continued
	Health Care Equipment & Supplies – continued
23	West Pharmaceutical Services, Inc.	$3,308

		23,875

	Health Care Providers & Services – 0.9%
29	Acadia Healthcare Co., Inc.(a)	870
10	Amedisys, Inc.(a)	1,285
2	Anthem, Inc.	538
21	BioTelemetry, Inc.(a)	827
65	Centene Corp.(a)	3,450
8	Chemed Corp.	3,151
5	Cigna Corp.	892
227	CVS Health Corp.	15,071
31	Encompass Health Corp.	1,985
55	HCA Healthcare, Inc.	7,345
23	Henry Schein, Inc.(a)	1,439
26	Humana, Inc.	7,649
11	Laboratory Corp. of America Holdings(a)	1,812
126	MEDNAX, Inc.(a)	2,767
48	Patterson Cos., Inc.	822
18	Quest Diagnostics, Inc.	1,823
11	UnitedHealth Group, Inc.	2,780

		54,506

	Health Care Technology – 0.2%
104	Allscripts Healthcare Solutions, Inc.(a)	1,138
194	Cerner Corp.	13,021

		14,159

	Hotels, Restaurants & Leisure – 1.2%
10	Domino’s Pizza, Inc.	2,716
33	Dunkin’ Brands Group, Inc.	2,594
95	Hilton Worldwide Holdings, Inc.	9,211
20	Jack in the Box, Inc.	1,680
21	Marriott Vacations Worldwide Corp.	2,309
4	McDonald’s Corp.	787
382	MGM Resorts International	10,887
170	Starbucks Corp.	14,375
122	Wendy’s Co. (The)	2,584
401	Yum China Holdings, Inc.	17,043
79	Yum! Brands, Inc.	8,035

		72,221

	Household Durables – 0.2%
9	iRobot Corp.(a)	432
97	KB Home	3,462
73	Meritage Homes Corp.(a)	5,263
39	Tupperware Brands Corp.	376

		9,533

	Household Products – 0.5%
150	Colgate-Palmolive Co.	10,290

Shares	Description	Value (†)
Common Stocks – continued
	Household Products – continued
173	Procter & Gamble Co. (The)	$21,540

		31,830

	Independent Power & Renewable Electricity Producers – 0.1%
51	AES Corp. (The)	869
46	Ormat Technologies, Inc.	3,522
107	Pattern Energy Group, Inc., Class A	2,999

		7,390

	Industrial Conglomerates – 0.2%
1,411	General Electric Co.	14,082

	Insurance – 0.7%
6	Aflac, Inc.	319
30	Allstate Corp. (The)	3,193
272	American International Group, Inc.	14,405
5	Brighthouse Financial, Inc.(a)	189
50	Chubb Ltd.	7,621
56	First American Financial Corp.	3,460
11	Hartford Financial Services Group, Inc. (The)	628
7	Lincoln National Corp.	395
21	Marsh & McLennan Cos., Inc.	2,176
11	MetLife, Inc.	515
51	Prudential Financial, Inc.	4,648
23	Travelers Cos., Inc. (The)	3,014

		40,563

	Interactive Media & Services – 1.6%
13	Alphabet, Inc., Class A(a)	16,364
28	Alphabet, Inc., Class C(a)	35,283
227	Facebook, Inc., Class A(a)	43,505
4	TripAdvisor, Inc.(a)	162

		95,314

	Internet & Direct Marketing Retail – 1.6%
169	Alibaba Group Holding Ltd., Sponsored ADR(a)	29,857
22	Amazon.com, Inc.(a)	39,087
9	Booking Holdings, Inc.(a)	18,439
260	eBay, Inc.	9,165

		96,548

	IT Services – 1.5%
78	Automatic Data Processing, Inc.	12,654
5	Cognizant Technology Solutions Corp., Class A	305
148	DXC Technology Co.	4,095
61	Gartner, Inc.(a)	9,399
6	International Business Machines Corp.	802
38	MasterCard, Inc., Class A	10,519
11	PayPal Holdings, Inc.(a)	1,145
165	Sabre Corp.	3,874
226	Visa, Inc., Class A	40,422

Shares	Description	Value (†)
Common Stocks – continued
	IT Services – continued
41	Western Union Co. (The)	$1,028
16	WEX, Inc.(a)	3,027

		87,270

	Leisure Products – 0.0%
75	Callaway Golf Co.	1,516

	Life Sciences Tools & Services – 0.1%
1	Illumina, Inc.(a)	295
9	IQVIA Holdings, Inc.(a)	1,300
6	Thermo Fisher Scientific, Inc.	1,812

		3,407

	Machinery – 1.4%
41	AGCO Corp.	3,144
338	Briggs & Stratton Corp.	2,491
100	Caterpillar, Inc.	13,780
62	Cummins, Inc.	10,694
101	Deere & Co.	17,588
42	Flowserve Corp.	2,051
54	ITT, Inc.	3,210
69	Kennametal, Inc.	2,136
43	Oshkosh Corp.	3,671
86	Parker-Hannifin Corp.	15,780
10	Proto Labs, Inc.(a)	970
54	Terex Corp.	1,488
47	Toro Co. (The)	3,625
4	Xylem, Inc.	307

		80,935

	Media – 0.7%
3	Cable One, Inc.	3,976
12	CBS Corp., Class B	432
35	Charter Communications, Inc., Class A(a)	16,375
312	Comcast Corp., Class A	13,984
16	Discovery, Inc., Series C(a)	404
15	Fox Corp., Class A	481
10	Interpublic Group of Cos., Inc. (The)	217
59	New York Times Co. (The), Class A	1,823
19	Omnicom Group, Inc.	1,467

		39,159

	Metals & Mining – 0.2%
98	Commercial Metals Co.	1,894
92	Newmont Goldcorp Corp.	3,655
8	Nucor Corp.	431
42	Reliance Steel & Aluminum Co.	4,874
27	Royal Gold, Inc.	3,117

		13,971

Shares	Description	Value (†)
Common Stocks – continued
	Multi-Utilities – 0.1%
54	Consolidated Edison, Inc.	$4,980
10	DTE Energy Co.	1,273
14	Sempra Energy	2,023

		8,276

	Multiline Retail – 0.0%
6	Macy’s, Inc.	91
13	Target Corp.	1,390

		1,481

	Oil, Gas & Consumable Fuels – 0.7%
362	Apache Corp.	7,841
1,681	Chesapeake Energy Corp.(a)	2,253
91	Concho Resources, Inc.	6,144
501	Denbury Resources, Inc.(a)	500
61	Diamondback Energy, Inc.	5,231
86	EOG Resources, Inc.	5,961
85	EQT Corp.	913
68	Green Plains, Inc.	838
47	Hess Corp.	3,090
104	Noble Energy, Inc.	2,003
38	ONEOK, Inc.	2,654
28	Valero Energy Corp.	2,715
52	World Fuel Services Corp.	2,172

		42,315

	Paper & Forest Products – 0.1%
41	Domtar Corp.	1,492
72	Louisiana-Pacific Corp.	2,105

		3,597

	Personal Products – 0.0%
4	Estee Lauder Cos., Inc. (The), Class A	745

	Pharmaceuticals – 0.8%
1	Allergan PLC	176
11	Bristol-Myers Squibb Co.	631
52	Catalent, Inc.(a)	2,530
12	Eli Lilly & Co.	1,367
76	Merck & Co., Inc.	6,586
79	Novartis AG, Sponsored ADR	6,908
268	Novo Nordisk AS, Sponsored ADR	14,799
13	Perrigo Co. PLC	689
65	Pfizer, Inc.	2,494
329	Roche Holding AG, Sponsored ADR	12,377

		48,557

	Professional Services – 0.2%
43	Exponent, Inc.	2,732
14	Insperity, Inc.	1,479
44	Korn Ferry	1,614

Shares	Description	Value (†)
Common Stocks – continued
	Professional Services – continued
27	ManpowerGroup, Inc.	$2,455
21	Nielsen Holdings PLC	423

		8,703

	Real Estate Management & Development – 0.1%
9	CBRE Group, Inc., Class A(a)	482
22	Jones Lang LaSalle, Inc.	3,223

		3,705

	REITs - Apartments – 0.2%
79	American Campus Communities, Inc.	3,949
2	AvalonBay Communities, Inc.	435
53	Camden Property Trust	6,062
5	Equity Residential	443
3	Essex Property Trust, Inc.	981
2	Mid-America Apartment Communities, Inc.	278

		12,148

	REITs - Diversified – 0.1%
4	Crown Castle International Corp.	555
3	Digital Realty Trust, Inc.	381
1	Equinix, Inc.	567
50	Weyerhaeuser Co.	1,461

		2,964

	REITs - Health Care – 0.1%
25	Ventas, Inc.	1,627
30	Welltower, Inc.	2,721

		4,348

	REITs - Hotels – 0.0%
80	Host Hotels & Resorts, Inc.	1,311

	REITs - Office Property – 0.3%
7	Boston Properties, Inc.	960
119	Corporate Office Properties Trust	3,527
134	Douglas Emmett, Inc.	5,805
179	Easterly Government Properties, Inc.	3,995
60	Kilroy Realty Corp.	5,036

		19,323

	REITs - Regional Malls – 0.0%
4	Macerich Co. (The)	110
10	Simon Property Group, Inc.	1,507

		1,617

	REITs - Storage – 0.0%
16	Iron Mountain, Inc.	525
1	Public Storage	223

		748

Shares	Description	Value (†)
Common Stocks – continued
	REITs - Warehouse/Industrials – 0.1%
38	CyrusOne, Inc.	$2,708
98	Liberty Property Trust	5,789

		8,497

	Road & Rail – 0.3%
35	Genesee & Wyoming, Inc., Class A(a)	3,886
19	Kansas City Southern	2,675
26	Norfolk Southern Corp.	4,732
35	Ryder System, Inc.	1,702
16	Union Pacific Corp.	2,647

		15,642

	Semiconductors & Semiconductor Equipment – 1.3%
4	Advanced Micro Devices, Inc.(a)	136
52	Applied Materials, Inc.	2,822
43	Brooks Automation, Inc.	1,826
25	Cabot Microelectronics Corp.	3,778
46	Cirrus Logic, Inc.(a)	3,126
34	Cree, Inc.(a)	1,623
64	First Solar, Inc.(a)	3,315
246	Intel Corp.	13,906
5	Lam Research Corp.	1,355
6	Microchip Technology, Inc.	566
97	NVIDIA Corp.	19,499
204	QUALCOMM, Inc.	16,410
35	Silicon Laboratories, Inc.(a)	3,718
69	Texas Instruments, Inc.	8,141

		80,221

	Software – 1.4%
6	Adobe, Inc.(a)	1,668
153	Autodesk, Inc.(a)	22,546
27	Blackbaud, Inc.	2,267
37	Bottomline Technologies, Inc.(a)	1,515
12	Fair Isaac Corp.(a)	3,648
21	LogMeIn, Inc.	1,379
129	Microsoft Corp.	18,495
24	NortonLifeLock, Inc.	549
515	Oracle Corp.	28,062
32	PTC, Inc.(a)	2,141
24	Qualys, Inc.(a)	2,048
1	salesforce.com, inc.(a)	157

		84,475

	Specialty Retail – 0.4%
28	Aaron’s, Inc.	2,098
67	American Eagle Outfitters, Inc.	1,030
29	Asbury Automotive Group, Inc.(a)	2,991
8	Best Buy Co., Inc.	574
15	Five Below, Inc.(a)	1,877
27	Home Depot, Inc. (The)	6,334

Shares	Description	Value (†)
Common Stocks – continued
	Specialty Retail – continued
21	Lithia Motors, Inc., Class A	$3,307
16	Lowe’s Cos., Inc.	1,786
23	Monro, Inc.	1,612
6	Tiffany & Co.	747
30	Williams-Sonoma, Inc.	2,004

		24,360

	Technology Hardware, Storage & Peripherals – 0.9%
186	Apple, Inc.	46,269
184	Hewlett Packard Enterprise Co.	3,020
128	HP, Inc.	2,223
75	NCR Corp.(a)	2,191
8	NetApp, Inc.	447
13	Seagate Technology PLC	754
4	Western Digital Corp.	207
25	Xerox Holdings Corp.	848

		55,959

	Textiles, Apparel & Luxury Goods – 0.4%
17	Deckers Outdoor Corp.(a)	2,599
11	Hanesbrands, Inc.	167
16	NIKE, Inc., Class B	1,433
2	PVH Corp.	175
21	Tapestry, Inc.	543
731	Under Armour, Inc., Class A(a)	15,095
69	Wolverine World Wide, Inc.	2,048

		22,060

	Thrifts & Mortgage Finance – 0.1%
259	New York Community Bancorp, Inc.	3,017

	Trading Companies & Distributors – 0.1%
52	Fastenal Co.	1,869
23	GATX Corp.	1,830
13	United Rentals, Inc.(a)	1,736
6	W.W. Grainger, Inc.	1,853

		7,288

	Water Utilities – 0.2%
43	American Water Works Co., Inc.	5,301
73	Aqua America, Inc.	3,309

		8,610

	Total Common Stocks (Identified Cost $1,847,923)	1,897,351

Principal Amount	Description	Value (†)
Bonds and Notes – 17.6%
	Agency Commercial Mortgage-Backed Securities – 0.2%
$10,000	FHLMC Multifamily Structured Pass Through Certificates, Series K012, Class A2, 4.185%, 12/25/2020(b)	$10,192

	Automotive – 0.3%
10,000	General Motors Financial Co., Inc., 4.350%, 1/17/2027	10,319
10,000	Toyota Motor Credit Corp., MTN, 2.600%, 1/11/2022	10,171

		20,490

	Banking – 2.6%
10,000	American Express Co., 3.700%, 8/03/2023	10,572
10,000	Bank of America Corp., (fixed rate to 1/20/2022, variable rate thereafter), MTN, 3.124%, 1/20/2023	10,209
10,000	Bank of Montreal, MTN, 1.900%, 8/27/2021	9,998
9,000	Bank of New York Mellon Corp. (The), Series 12, MTN, 3.650%, 2/04/2024	9,590
10,000	BNP Paribas S.A., MTN, 3.250%, 3/03/2023	10,454
10,000	Capital One Financial Corp., 3.300%, 10/30/2024	10,411
9,000	Citigroup, Inc., 4.600%, 3/09/2026	9,877
5,000	Deutsche Bank AG, GMTN, 3.375%, 5/12/2021	5,052
10,000	Goldman Sachs Group, Inc. (The), 3.750%, 5/22/2025	10,602
8,000	HSBC Holdings PLC, 5.100%, 4/05/2021	8,344
10,000	JPMorgan Chase & Co., (fixed rate to 3/01/2024, variable rate thereafter), 3.220%, 3/01/2025	10,366
9,000	Morgan Stanley, Series F, 3.875%, 4/29/2024	9,593
8,000	Royal Bank of Canada, GMTN, 2.150%, 3/06/2020	8,007
8,000	Santander UK PLC, 2.375%, 3/16/2020	8,010
8,000	SunTrust Bank, 2.250%, 1/31/2020	8,004
10,000	Wells Fargo & Co., MTN, 3.000%, 2/19/2025	10,292
10,000	Westpac Banking Corp., 2.750%, 1/11/2023	10,239

		159,620

	Cable Satellite – 0.2%
10,000	Comcast Corp., 3.000%, 2/01/2024	10,392

	Construction Machinery – 0.2%
10,000	John Deere Capital Corp., MTN, 2.650%, 1/06/2022	10,182

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Consumer Cyclical Services – 0.3%
$6,000	Amazon.com, Inc., 3.875%, 8/22/2037	$6,822
10,000	eBay, Inc., 3.800%, 3/09/2022	10,338

		17,160

	Electric – 0.3%
10,000	Duke Energy Corp., 3.750%, 4/15/2024	10,626
9,000	Virginia Electric & Power Co., Series A, 3.150%, 1/15/2026	9,437

		20,063

	Financial Other – 0.2%
10,000	ORIX Corp., 2.900%, 7/18/2022	10,215

	Food & Beverage – 0.2%
10,000	General Mills, Inc., 4.000%, 4/17/2025	10,848

	Government Owned—No Guarantee – 0.4%
16,000	Federal National Mortgage Association, 6.625%, 11/15/2030	23,354

	Health Insurance – 0.3%
9,000	Anthem, Inc., 4.101%, 3/01/2028	9,787
7,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	9,303

		19,090

	Healthcare – 0.4%
11,000	CVS Health Corp., 4.300%, 3/25/2028	11,964
10,000	McKesson Corp., 3.950%, 2/16/2028	10,623

		22,587

	Independent Energy – 0.2%
12,000	EQT Corp., 3.000%, 10/01/2022	11,461

	Integrated Energy – 0.5%
10,000	BP Capital Markets PLC, 3.814%, 2/10/2024	10,689
8,000	Chevron Corp., 1.961%, 3/03/2020	8,001
7,000	Shell International Finance BV, 6.375%, 12/15/2038	10,193

		28,883

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Life Insurance – 0.2%
$10,000	American International Group, Inc., 3.900%, 4/01/2026	$10,758

	Media Entertainment – 0.2%
10,000	Viacom, Inc., 6.875%, 4/30/2036	13,204

	Midstream – 0.4%
11,000	Energy Transfer Operating LP, 4.050%, 3/15/2025	11,549
10,000	Kinder Morgan Energy Partners LP, 4.150%, 2/01/2024	10,649

		22,198

	Mortgage Related – 3.4%
73,386	FNMA, 3.000%, with various maturities from 2034 to 2049(c)	74,854
82,965	FNMA, 3.500%, with various maturities in 2049(c)	85,122
21,783	FNMA, 4.000%, 2/01/2049	22,573
19,134	FNMA, 4.500%, with various maturities in 2049(c)	20,121

		202,670

	Oil Field Services – 0.2%
11,000	Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc., 2.773%, 12/15/2022	11,188

	Pharmaceuticals – 0.3%
10,000	AbbVie, Inc., 3.600%, 5/14/2025	10,494
10,000	Amgen, Inc., 2.650%, 5/11/2022	10,163

		20,657

	Railroads – 0.2%
10,000	CSX Corp., 2.600%, 11/01/2026	10,186

	REITs - Office Property – 0.1%
5,000	Boston Properties LP, 2.750%, 10/01/2026	5,079

	Restaurants – 0.2%
10,000	Starbucks Corp., 3.800%, 8/15/2025	10,874

	Technology – 1.0%
10,000	Apple, Inc., 2.500%, 2/09/2025	10,293
11,000	HP, Inc., 4.650%, 12/09/2021	11,678
9,000	International Business Machines Corp., 4.000%, 6/20/2042	9,766

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Technology – continued
$10,000	Oracle Corp., 2.950%, 5/15/2025	$10,402
10,000	QUALCOMM, Inc., 3.450%, 5/20/2025	10,603
10,000	VMware, Inc., 2.950%, 8/21/2022	10,163

		62,905

	Treasuries – 4.5%
10,000	U.S. Treasury Bond, 2.500%, 5/15/2046	10,648
21,000	U.S. Treasury Bond, 2.875%, 11/15/2046	24,020
35,000	U.S. Treasury Bond, 3.000%, 5/15/2045	40,734
10,000	U.S. Treasury Bond, 3.000%, 2/15/2048	11,736
10,000	U.S. Treasury Bond, 3.000%, 2/15/2049	11,789
8,000	U.S. Treasury Bond, 4.250%, 11/15/2040	10,979
7,000	U.S. Treasury Bond, 4.375%, 5/15/2041	9,782
21,000	U.S. Treasury Bond, 5.250%, 2/15/2029	27,453
16,000	U.S. Treasury Note, 1.125%, 9/30/2021	15,867
28,000	U.S. Treasury Note, 1.625%, 8/31/2022	28,082
11,000	U.S. Treasury Note, 1.750%, 5/15/2023	11,083
7,000	U.S. Treasury Note, 2.000%, 11/15/2026	7,185
13,000	U.S. Treasury Note, 2.125%, 12/31/2022	13,243
13,000	U.S. Treasury Note, 2.250%, 11/15/2025	13,493
11,000	U.S. Treasury Note, 2.250%, 11/15/2027	11,510
10,000	U.S. Treasury Note, 2.625%, 2/15/2029	10,812
14,000	U.S. Treasury Note, 2.875%, 9/30/2023	14,717

		273,133

	Wireless – 0.2%
9,000	Vodafone Group PLC, 6.150%, 2/27/2037	11,488

	Wirelines – 0.4%
8,000	AT&T, Inc., 3.400%, 5/15/2025	8,382
8,000	AT&T, Inc., 3.875%, 1/15/2026	8,558

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Wirelines – continued
$9,000	Verizon Communications, Inc., 3-month LIBOR + 1.100%, 3.258%, 5/15/2025(d)	$9,155

		26,095

	Total Bonds and Notes (Identified Cost $1,022,548)	1,054,972

Shares
Exchange-Traded Funds – 6.5%
4,471	iShares® ESG MSCI EAFE ETF	297,143
2,592	iShares® ESG MSCI Emerging Markets ETF	88,024

	Total Exchange-Traded Funds (Identified Cost $362,145)	385,167

Affiliated Mutual Funds – 41.9%
69,735	Loomis Sayles Inflation Protected Securities Fund, Class N	740,581
59,943	Loomis Sayles Limited Term Government and Agency Fund, Class N	681,549
58,136	Mirova Global Green Bond Fund, Class N	619,146
39,451	Mirova International Sustainable Equity Fund, Class N	467,105

	Total Affiliated Mutual Funds (Identified Cost $2,443,121)	2,508,381

	Total Investments – 97.7% (Identified Cost $5,675,737)	5,845,871
	Other assets less liabilities – 2.3%	138,740

	Net Assets – 100.0%	$5,984,611

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser or subadviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Mutual Funds are valued at net asset value.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.

(b)

Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of October 31, 2019 is disclosed.

(c)

The Fund’s investment in mortgage related securities of Federal National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.

(d)	Variable rate security. Rate as of October 31, 2019 is disclosed.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
ETF	Exchange-Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

A summary of affiliated fund transactions for each underlying fund held by the Fund for the period ended October 31, 2019, is as follows:

Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$556,731	$387,650	$230,822	$(1,162)	$28,184	$740,581	$9,708
Loomis Sayles Limited Term Government and Agency Fund, Class N	552,848	319,280	198,495	(1,983)	9,899	681,549	9,867
Mirova Global Green Bond Fund, Class N	1,299,531	147,176	887,315	11,896	47,858	619,146	7,650
Mirova International Sustainable Equity Fund, Class N	164,481	408,071	134,823	13,329	16,047	467,105	214

	$2,573,591	$1,262,177	$1,451,455	$22,080	$101,988	$2,508,381	$27,439

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2019, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$1,897,351	$—	$—	$1,897,351
Bonds and Notes*	—	1,054,972	—	1,054,972
Exchange-Traded Funds	385,167	—	—	385,167
Affiliated Mutual Funds	2,508,381	—	—	2,508,381

Total	$4,790,899	$1,054,972	$—	$5,845,871

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended October 31, 2019, there were no transfers among Levels 1, 2 and 3.

Asset Allocation Summary at October 31, 2019 (Unaudited)

Fixed Income	51.7%
Equity	46.0

Total Investments	97.7
Other assets less liabilities	2.3

Net Assets	100.0%